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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_]; Amendment Number:
                                               ------------
   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Good Harbor Financial, LLC
Address:  155 North Wacker Drive, Suite 850
          Chicago, IL 60606

Form 13F File Number: 28-14913

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yash Patel
         ---------------------------
Title:   Partner
         ---------------------------
Phone:   312-224-8150
         ---------------------------

Signature, Place, and Date of Signing:

/s/ Yash Patel                   Chicago, IL                November 13, 2012
-----------------------------    -----------------------    -----------------
          [Signature]            [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number     Name
28- N/A                  N/A
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  29
Form 13F Information Table Value Total:  2,167,433
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number       Name
1     28-                        Cedar Capital Advisors, LLC
         ---------------------

[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
         ---------           ---------------- --------- -------- ------------------- ---------- -------- ----------------
                                                          VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGER  SOLE SHARED NONE
---------------------------- ---------------- --------- -------- --------- ---- ---- ---------- -------- ---- ------ ----
ARENA PHARMACEUTICALS INC    COM              040047102      137    16,500 SH         DEFINED       1    SOLE
BARCLAYS BK PLC              IPATH DYNM VIX   06741L609      989    18,742 SH         DEFINED       1    SOLE
ENERPLUS CORP                COM              292766102      300    18,066 SH         DEFINED       1    SOLE
GLOBAL X FDS                 GLB X PERMETF    37950E358    1,266    48,777 SH         DEFINED       1    SOLE
GRAMERCY CAPITAL CORP        COM              384871109      749   248,940 SH         DEFINED       1    SOLE
ISHARES TR                   BARCLYS 3-7 YR   464288661    1,692    13,680 SH         DEFINED       1    SOLE
ISHARES TR                   BARCLYS TIPS BD  464287176      597     4,903 SH         DEFINED       1    SOLE
ISHARES TR                   BARCLYS USAGG B  464287226    1,563    13,902 SH         DEFINED       1    SOLE
ISHARES TR                   MSCI EAFE INDEX  464287465      532    10,035 SH         DEFINED       1    SOLE
ISHARES TR                   MSCI EMERG MKT   464287234      549    13,289 SH         DEFINED       1    SOLE
ISHARES TR                   RUSSELL 2000     464287655  711,148 8,522,871 SH         DEFINED       1    SOLE
ISHARES TR                   S&P EURO PLUS    464287861      540    14,791 SH         DEFINED       1    SOLE
ISHARES TR                   S&P MIDCAP 400   464287507  702,496 7,118,932 SH         DEFINED       1    SOLE
ISHARES TR                   S&P NTL AMTFREE  464288414      634     5,660 SH         DEFINED       1    SOLE
LAS VEGAS SANDS CORP         COM              517834107      232     5,000 SH         DEFINED       1    SOLE
NEWCASTLE INVT CORP          COM              65105M108      238    31,657 SH         DEFINED       1    SOLE
NORTHERN TR CORP             COM              665859104    1,407    30,322 SH         DEFINED       1    SOLE
PENGROWTH ENERGY CORP        COM              70706P104      194    28,838 SH         DEFINED       1    SOLE
PENN WEST PETE LTD NEW       COM              707887105      442    31,064 SH         DEFINED       1    SOLE
PIMCO ETF TR                 TOTL RETN ETF    72201R775      582     5,350 SH         DEFINED       1    SOLE
POWERSHARES QQQ TR           UNIT SER 1       73935A104    1,319    19,235 SH         DEFINED       1    SOLE
PRECISION DRILLING CORP      COM 2010         74022D308      421    53,760 SH         DEFINED       1    SOLE
PROSHARES TR                 PSHS ULT MCAP400 74347R404  363,498 5,224,925 SH         DEFINED       1    SOLE
PROSHARES TR                 PSHS ULTRUSS2000 74347R842  371,253 8,420,344 SH         DEFINED       1    SOLE
RAIT FINANCIAL TRUST         COM NEW          749227609      416    79,263 SH         DEFINED       1    SOLE
TORTOISE ENERGY INFRASTRUCTU COM              89147L100    1,405    34,708 SH         DEFINED       1    SOLE
TORTOISE PWR & ENERGY INFRAS COM              89147X104      384    14,902 SH         DEFINED       1    SOLE
VALE S A                     ADR              91912E105      354    19,758 SH         DEFINED       1    SOLE
VANGUARD BD INDEX FD INS     TOTAL BND MRKT   921937835    2,096    24,615 SH         DEFINED       1    SOLE

[Repeat as Necessary.]